Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2019	Apr. 30, 2019
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 237	$ 262
Change in fair value included in earnings	(2)	(7)
Change in fair value included in other comprehensive income	5	4
Issuances/Purchases	93	189
Sales	(119)	(236)
Maturities/Settlement
Transfers into Level 3	26	45
Transfers out of Level 3	(18)	(35)
Assets at end of period	222	222
Change in unrealized gains (losses) recorded in income for instruments still held	(6)	(7)
Trading securities [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	231	255
Change in fair value included in earnings	(2)	(7)
Change in fair value included in other comprehensive income	5	4
Issuances/Purchases	87	183
Sales	(114)	(230)
Maturities/Settlement
Transfers into Level 3	26	45
Transfers out of Level 3	(18)	(35)
Assets at end of period	215	215
Change in unrealized gains (losses) recorded in income for instruments still held	(6)	(7)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	6	7
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Issuances/Purchases	6	6
Sales	(5)	(6)
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	7	7
Change in unrealized gains (losses) recorded in income for instruments still held
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,786	1,825
Change in fair value included in earnings	(4)	10
Change in fair value included in other comprehensive income	27	23
Issuances/Purchases	124	247
Sales	(26)	(198)
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	1,907	1,907
Change in unrealized gains (losses) recorded in income for instruments still held	4	20
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,786	1,825
Change in fair value included in earnings	(4)	10
Change in fair value included in other comprehensive income	27	23
Issuances/Purchases	124	247
Sales	(26)	(198)
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	1,907	1,907
Change in unrealized gains (losses) recorded in income for instruments still held	4	20
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	65	63
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Issuances/Purchases	5	7
Sales
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	70	70
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	64	62
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Issuances/Purchases	5	7
Sales
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	69	69
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Issuances/Purchases
Sales
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,429	1,450
Change in fair value included in earnings		7
Change in fair value included in other comprehensive income	48	44
Issuances/Purchases	97	1,214
Sales
Maturities/Settlement	(402)	(543)
Transfers into Level 3
Transfers out of Level 3
Assets at end of period	2,172	2,172
Change in unrealized gains (losses) recorded in income for instruments still held
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	2
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Purchases
Sales
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3	(1)	(2)
Liabilities at end of period
Change in unrealized gains (losses) recorded in income for instruments still held
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	1
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Purchases
Sales
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3	(1)	(1)
Liabilities at end of period
Change in unrealized gains (losses) recorded in income for instruments still held
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Purchases
Sales
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3		(1)
Liabilities at end of period
Change in unrealized gains (losses) recorded in income for instruments still held
Financial value liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	7
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Purchases	(7)	(7)
Sales		7
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Liabilities at end of period
Change in unrealized gains (losses) recorded in income for instruments still held
Financial value liabilities [member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	7
Change in fair value included in earnings
Change in fair value included in other comprehensive income
Purchases	(7)	(7)
Sales		7
Maturities/Settlement
Transfers into Level 3
Transfers out of Level 3
Liabilities at end of period
Change in unrealized gains (losses) recorded in income for instruments still held